Stock-Based Compensation (Narrative) (Details) $ in Thousands		12 Months Ended
	Aug. 20, 2018	Dec. 31, 2019 USD ($) ShareBasedCompensationPlan shares	Dec. 31, 2018 USD ($) shares	May 29, 2019 shares	May 16, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation plans | ShareBasedCompensationPlan		2
Compensation cost | $		$ 527	$ 376
Total income tax (expense) benefit | $		$ 111	$ 79
Reverse stock split ratio	5.5
Shares granted		0	0
Shares vested		36,288
2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be issued					272,727
Shares remaining available		264,456
Maximum [Member] | 2019 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				300,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods exercisable from date of grant		10 years
Shares cancelled, forfeited or expired		941	1,667
Stock Options [Member] | 2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		36,363
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods		1 year
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods		3 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be issued		73,738	31,827
Unrecognized compensation cost | $		$ 1,221	$ 812
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods		1 year
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods		3 years